THE WACHOVIA FUNDS

Class A Shares, Class B Shares, Class Y Shares THE WACHOVIA MUNICIPAL FUNDS Class A Shares and Class Y Shares

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Supplement to Statement of Additional Information dated January 31, 2000


     Please add the following subsection immediately after the subsection entitled "Through a Retirement Program" on page 19 or your Statement of Additional Information:

"INVESTMENT ADVISORY CUSTOMERS

     Class Y Shares are also offered to institutions and individuals with whom Wachovia Asset Management, a business unit of Wachovia Bank, has a contract to provide investment advisory services."

                                                                    May 31, 2000






Cusip 929901601   Cusip 929901676
Cusip 929901502   Cusip 929901668
Cusip 929901734   Cusip 929901627
Cusip 929901742   Cusip 929901619
Cusip 929901759   Cusip 929902104
Cusip 929901692   Cusip 929902203
Cusip 929901718   Cusip 929902500
Cusip 929901726   Cusip 929902609
Cusip 929901866   Cusip 929902401
Cusip 929901874   Cusip 929902302
Cusip 929901841   Cusip 929902708
Cusip 929901635   Cusip 929902807
Cusip 929901858   Cusip 929901650
Cusip 929901767   Cusip 929901643
Cusip 929901775   Cusip 929901809
Cusip 929901783   Cusip 929901882
Cusip 929901791   Cusip 929901700
Cusip 929901817
25531(5/00)